Sales - Trade receivables - Segments (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of operating segments [line items]
Net trade receivables	€ 5,175	€ 4,964	€ 4,876	€ 4,612
Telecom activities, operating segment [member]
Disclosure of operating segments [line items]
Net trade receivables	€ 5,175	€ 4,964	€ 4,876